Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

Prudential Investment Portfolios 9

PGIM Real Estate Income Fund

(each a Fund, and collectively, the Funds)

Supplement dated December 15, 2020 to each Funds' Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

Effective as of December 15, 2020, Samit Parikh, will become a Portfolio Manager for each Fund. Rick J. Romano, Daniel Cooney, Kwok Wing Cheong, Alvin Chan and Michael Gallagher will continue to serve as portfolio managers for each Fund. To reflect these changes, each Fund's Summary Prospectus, Prospectus and SAI are revised, as follows:

1. The table in the section of each Fund's Summary Prospectus entitled "Management of the Fund" and each Fund's Prospectus entitled "Fund Summary - Management of the Fund" is hereby revised by adding the following information with respect to Mr. Parikh:

Investment	Subadviser	Portfolio Managers	Title	Service Date
Manager
PGIM Investments	PGIM Real Estate	Samit Parikh	Vice President &	December 2020
LLC			Portfolio Manager

2. The section of each Fund's Prospectus entitled "How the Fund is Managed – Portfolio Manager" is revised as follows: The following professional biography for Mr. Parikh is hereby added.

Samit Parikh is a Vice President and Portfolio Manager at PGIM Real Estate. Mr. Parikh co-manages the PGIM Select Real Estate Fund. Mr. Parikh joined PGIM Real Estate in 2015 from Schonfeld Strategic Advisors, a family office investment firm, where he worked on real estate focused long - short value products. Prior to Schonfeld, he was at the ISI Group where he worked as a REIT analyst and was part of the Institutional Investor Magazine #1 ranked All-American REIT research team. Mr. Parikh has a bachelor's degree in finance from Rutgers University. He is a member of the International Council of Shopping Centers (ICSC) and National Association of Real Estate Investment Trusts (NAREIT).

3. In Part I of PGIM Global Real Estate Fund's SAI, the table entitled "The Fund's Portfolio Managers: Information About Other Accounts Managed" is revised by adding the following information pertaining to Mr. Parikh:

		Registered Investment	Other Pooled	Other Accounts/
		Companies/Total	Investment Vehicles/	Total Assets*
		Assets*	Total Assets*
PGIM Global	Samit Parikh	8/$422,159,294	None	3/$630,258,981
Real Estate
Fund

*Information in the above table is as of October 31, 2020.

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4.In Part I PGIM Global Real Estate Fund's SAI, the table entitled "Portfolio Managers: Personal Investments and Financial Interests" is revised by adding the following information pertaining to Mr. Parikh:

Personal Investments and Financial Interests of the Portfolio Managers

SubadviserPortfolio ManagersInvestments and Other Financial

Interests

in the Fund and Similar

Strategies*

PGIM Real Estate Income	Samit Parikh	$100,001-$500,000

*Information in the above table is as of October 31, 2020.

"Investments and Other Financial Interests in the Fund and Similar Strategies" include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. "Investments" include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan. "Other Financial Interests" include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional's long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.

The dollar ranges for Samit Parikh's investment in the Fund is as follows: $10,001 - $50,000.

5.In Part I of PGIM Real Estate Income Fund's SAI, the table entitled "The Fund's Portfolio Managers: Information About Other Accounts Managed" is revised by adding the following information pertaining to Mr. Parikh:

		Registered Investment	Other Pooled	Other Accounts/
		Companies/Total	Investment Vehicles/	Total Assets*
		Assets*	Total Assets*
PGIM Real	Samit Parikh	8/$1,543,132,859	None	4/$630,258,981
Estate Income
Fund

*Information in the above table is as of October 31, 2020.

6.In Part I of PGIM Real Estate Income Fund's SAI, the table entitled "Portfolio Managers: Personal Investments and Financial Interests" is revised by adding the following information pertaining to Mr. Parikh:

Personal Investments and Financial Interests of the Portfolio Managers

SubadviserPortfolio ManagersInvestments and Other Financial

Interests

in the Fund and Similar

Strategies*

PGIM Real Estate Income	Samit Parikh	$100,001-$500,000

*Information in the above table is as of October 31, 2020.

"Investments and Other Financial Interests in the Fund and Similar Strategies" include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. "Investments" include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan. "Other Financial Interests" include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional's long-term compensation plan, where such awards

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track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.

The dollar ranges for Samit Parikh's investment in the Fund is as follows: $10,001 - $50,000.

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